Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Borrowings
Debentures

(In millions of Korean won and thousands of foreign currencies)			December 31, 2018			December 31, 2019
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes 1	Sept. 07, 2034	6.50%	USD 100,000	￦	111,810	USD 100,000	￦	115,780
MTNP notes	Apr. 22, 2019	—	USD 350,000		391,335	—		—
MTNP notes	July 18, 2026	2.50%	USD 400,000		447,240	USD 400,000		463,120
MTNP notes	Aug 07, 2022	2.63%	USD 400,000		447,240	USD 400,000		463,120
FR notes 2	Aug 23, 2020	LIBOR(3M)+0.40%	USD 200,000		223,620	USD 200,000		231,560
FR notes 2	Aug 23, 2023	LIBOR(3M)+0.90%	USD 100,000		111,810	USD 100,000		115,780
FR notes 2	Nov 01, 2024	LIBOR(3M)+0.98%	—		—	USD 350,000		405,230
MTNP notes	July 06, 2020	0.31%	JPY 4,000,000		40,527	JPY 4,000,000		42,539
MTNP notes	July 06, 2021	0.38%	JPY 16,000,000		162,109	JPY 16,000,000		170,155
MTNP notes	Nov 13, 2020	0.30%	JPY 30,000,000		303,954	JPY 30,000,000		319,041
MTNP notes	July 19, 2022	0.22%	—		—	JPY 29,600,000		314,787
MTNP notes	July 19, 2024	0.33%	—		—	JPY 400,000		4,254
The 180-2nd Public bond	Apr. 26, 2021	4.71%	—		380,000	—		380,000
The 181-3rd Public bond	Aug. 26, 2021	4.09%	—		250,000	—		250,000
The 182-2nd Public bond	Oct. 28, 2021	4.31%	—		100,000	—		100,000
The 183-2nd Public bond	Dec. 22, 2021	4.09%	—		90,000	—		90,000
The 183-3rd Public bond	Dec. 22, 2031	4.27%	—		160,000	—		160,000
The 184-2nd Public bond	Apr. 10, 2023	2.95%	—		190,000	—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.17%	—		100,000	—		100,000
The 185-2nd Public bond	Sept. 16, 2020	3.65%	—		300,000	—		300,000
The 186-2nd Public bond	June 26, 2019	—	—		170,000	—		—
The 186-3rd Public bond	June 26, 2024	3.42%	—		110,000	—		110,000
The 186-4th Public bond	June 26, 2034	3.70%	—		100,000	—		100,000
The 187-2nd Public bond	Sept. 02, 2019	—	—		220,000	—		—
The 187-3rd Public bond	Sept. 02, 2024	3.31%	—		170,000	—		170,000
The 187-4th Public bond	Sept. 02, 2034	3.55%	—		100,000	—		100,000
The 188-1st Public bond	Jan. 29, 2020	2.26%	—		160,000	—		160,000
The 188-2nd Public bond	Jan. 29, 2025	2.45%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.71%	—		50,000	—		50,000
The 189-1st Public bond	Jan. 28, 2019	—	—		100,000	—		—
The 189-2nd Public bond	Jan. 28, 2021	1.95%	—		130,000	—		130,000
The 189-3rd Public bond	Jan. 28, 2026	2.20%	—		100,000	—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.35%	—		70,000	—		70,000
The 190-1st Public bond	Jan. 29, 2021	2.55%	—		110,000	—		110,000
The 190-2nd Public bond	Jan. 30, 2023	2.75%	—		150,000	—		150,000
The 190-3rd Public bond	Jan. 30, 2028	2.95%	—		170,000	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.93%	—		70,000	—		70,000
The 191-1st Public bond	Jan, 14, 2022	2.05%	—		—	—		220,000
The 191-2nd Public bond	Jan, 15, 2024	2.09%	—		—	—		80,000
The 191-3rd Public bond	Jan, 15, 2029	2.16%	—		—	—		110,000
The 191-4th Public bond	Jan, 14, 2039	2.21%	—		—	—		90,000
The 192-1st Public bond	Oct, 11, 2022	1.55%	—		—	—		340,000
The 192-2nd Public bond	Oct, 11, 2024	1.58%	—		—	—		100,000
The 192-3rd Public bond	Oct, 11, 2029	1.62%	—		—	—		50,000
The 192-4th Public bond	Oct, 11, 2039	1.67%	—		—	—		110,000

Subtotal					6,029,645			7,045,366
Less: Current portion					(880,940)			(1,052,032)
Discount on bonds					(20,056)			(20,780)

Total				￦	5,128,649		￦	5,972,554

1
As at December 31, 2019, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTN Program has been suspended since 2007.

2	Libor (3M) are approximately 1.908% as at December 31, 2019.

Summary of Short-term Borrowings
Short-term borrowings

(In millions of Korean won)			December 31, 2018		December 31, 2019
Type	Financial institution	Annual interest rates
Operational	NongHyup Bank	3.60%	￦	15,000	￦	15,000
	Shinhan Bank	3.33% ~ 3.76%		59,800		57,500
	Sinhan Bank, Indonesia	—		614		—
	Korea Development Bank	3.85%		16,200		10,000
	SooHyup Bank	4.20%		1,000		1,000

	Total		￦	92,614	￦	83,500

Summary of Long-term Borrowings
Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)			December 31, 2018			December 31, 2019
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund 1	1.50%	—	￦	3,948	—	￦	3,454
Industrial Bank of Korea	General loans	2.98%	—		—	—		6,000
Shinhan Bank	General loans	2.81%	—		5,000	—		5,000
	Facility loans	3.06%	—		30,000	USD 25,918		30,008
	Vessel facility loans 2	LIBOR(3M)+0.706%	USD 9,000		10,063	USD 3,000		3,473
Standard Charted Bank	General loans	—	—		6,000	—		—
NongHyup Bank	General loans	—	—		8,000	—		—
	Facility loans	2.00%	—		104	—		79
Korea Development Bank	General loans	3.02%	—		10,000	—		10,000
	General loans	3.31%	—		30,000	—		30,000
NH Investment & Security Co., Ltd.	Commercial papers	—	—		300,000	—		—
Others	Redeemable convertible preferred stock 3	1.00%	—		950	—		950
	Kookmin Bank and other 2	LIBOR(3M)+1.850%	USD 127,023		142,025	USD 87,940		101,816

	Subtotal			￦	546,090		￦	190,780

	Less: Current portion			￦	(394,927)		￦	(50,192)

	Total			￦	151,163		￦	140,588

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	LIBOR(3M) is approximately 1.908% as at December 31, 2019.
3	Skylife TV Co., Ltd., a subsidiary of the Group, issued 1,900,000 of redeemable convertible preferred stock with a par value per share of ￦ 500 in 2010.

Summary of Repayment of Borrowings Including the Current Liabilities
Repayment schedule of the Group’s borrowings including the portion of current liabilities as at December 31, 2019, is as follows:

(In millions of Korean won)
	Debentures						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan 1, 2020 ~ Dec 31, 2020	￦	460,000	￦	593,140	￦	1,053,140	￦	84,968	￦	48,725	￦	133,693	￦	1,186,833
Jan 1, 2021 ~ Dec 31, 2021		1,060,000		170,155		1,230,155		51,518		45,252		96,770		1,326,925
Jan 1, 2022 ~ Dec 31, 2022		560,000		777,907		1,337,907		518		41,320		41,838		1,379,745
Jan 1, 2023 ~ Dec 31, 2023		340,000		115,780		455,780		500		—		500		456,280
After 2024		1,980,000		988,384		2,968,384		1,480		—		1,480		2,969,864

	￦	4,400,000	￦	2,645,366	￦	7,045,366	￦	138,984	￦	135,297	￦	274,281	￦	7,319,647